General and Administrative	12 Months Ended
Dec. 31, 2023
General And Administrative
General and Administrative

20. General and Administrative

	For the years ended
	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and compensation	$5,633,959	$4,386,716	$1,672,750
Professional fees	820,047	552,975	377,308
Investor relations	236,441	592,155	914,770
Office	230,472	119,999	35,211
Advertising	123,293	519,321	28,859
Filing and transfer fees	111,987	96,701	127,149
Travel	114,335	87,285	-
Penalties	19,763	30,208	-
Bank charges and other	4,675	12,140	6,887
	$7,294,972	$6,397,500	$3,162,934

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)